Net Defined Benefits Liability (Asset)	6 Months Ended
Jun. 30, 2018
Disclosure of defined benefit plans [Abstract]
Net defined benefit liability

24. NET DEFINED BENEFIT LIABILITY

The characteristics of the Group’s defined benefit retirement pension plans characteristics are as follows:

Employees and directors with one or more years of service are entitled to receive a payment upon termination of their employment, based on their length of service and rate of pay at the time of termination. The assets of the plans are measured at their fair value at the end of reporting date. The plan liabilities are measured using the projected unit method, which takes account of projected earnings increases, using actuarial assumptions that give the best estimate of the future cash flows that will arise under the plan liabilities.

The Group is exposed to various risks through defined benefit retirement pension plan, and the most significant risks are as follows:

Volatility of asset

The defined benefit obligation was estimated with an interest rate calculated based on blue chip corporate bonds earnings. A deficit may occur if the rate of return of plan assets falls short of the interest rate.

Decrease in profitability of blue chip bonds

A decrease in profitability of blue chip bonds will be offset by some increase in the value of debt securities that the employee benefit plan owns but will bring an increase in the defined benefit obligation.

Risk of inflation

Defined benefit obligations are related to inflation rate; the higher the inflation rate is, the higher the level of liabilities. Therefore, deficit occurs in the system if an inflation rate increases.

(1)	Details of net defined benefit liability are as follows (Unit: Korean Won in millions):

	June 30, 2018	December 31, 2017
Defined benefit obligation	1,175,786	1,071,170
Fair value of plan assets	(1,075,927)	(1,027,906)

Net defined benefit liability	99,859	43,264

(2)	Changes in the carrying value of defined benefit obligation are as follows (Unit: Korean Won in millions):

	For the six months ended June 30, 2018	For the six months ended June 30, 2017
Beginning balance	1,071,170	984,381
Current service cost	72,460	73,564
Interest cost	15,797	13,144
Remeasurements	72,374	4,639
Foreign currencies translation adjustments	8	(121)
Retirement benefit paid	(57,109)	(31,022)
Curtailment or settlement	—	(10,076)
Others	1,086	127

Ending balance	1,175,786	1,034,636

(3)	Changes in the plan assets are as follows (Unit: Korean Won in millions):

	For the six months ended June 30, 2018	For the six months ended June 30, 2017
Beginning balance	1,027,906	990,653
Interest income	16,626	15,127
Remeasurements	(9,088)	(7,847)
Employer’s contributions	96,273	18,000
Retirement benefit paid	(55,790)	(29,431)
Curtailment or settlement	—	(10,396)
Others	—	43,113

Ending balance	1,075,927	1,019,219

(4)

Plan assets wholly consist of time deposits as of June 30, 2018 and December 31, 2017, respectively. Among plan assets, realized returns on plan assets amount to 7,538 million Won and 7,280 million Won for the six months ended June 30, 2018 and 2017, respectively.

Meanwhile, the contribution expected to be paid in the current accounting year amounts to 125,818 million Won.

(5)

Current service cost, net interest income, loss (gain) on the curtailment or settlement and remeasurements recognized in the consolidated statements of net income and total comprehensive income are as follows (Unit: Korean Won in millions):

	For the six months ended June 30, 2018	For the six months ended June 30, 2017
Current service cost	72,460	73,564
Net interest income	(829)	(1,983)
Loss (gain) on the curtailment or settlement	—	321

Cost recognized in net income	71,631	71,902

Remeasurements(*)	81,462	12,486

Cost recognized in total comprehensive income	153,093	84,388

(*)	This is an amount before considering the tax effects.

Retirement benefit service costs related to defined contribution plans amount to 1,304 million Won and 2,155 million Won for the six months ended June 30, 2018 and 2017, respectively.

(6)	Key actuarial assumptions used in defined benefit liability measurement are as follows:

	June 30, 2018	December 31, 2017
Discount rate	3.25%	3.18%
Future wage growth rate	6.18%	6.18%
Mortality rate	Issued by Korea Insurance Development Institute	Issued by Korea Insurance Development Institute
Retirement rate	Experience rate for each employment classification	Experience rate for each employment classification

The weighted average maturity of defined benefit liability is 12.94 years.

(7)	The sensitivity to actuarial assumptions used in the assessment of defined benefit obligation is as follows (Unit: Korean Won in millions):

		June 30, 2018	December 31, 2017
Discount rate	Increase by 1% point	(124,157)	(116,405)
	Decrease by 1% point	146,273	137,151
Future wage growth rate	Increase by 1% point	145,794	136,707
	Decrease by 1% point	(125,567)	(117,765)